Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Treasury Stock [Member]
Beginning balance, value at Dec. 31, 2019					$ 3	$ 29,439	$ (39,327)	$ (9,887)
Beginning balance, shares at Dec. 31, 2019	100	40	3,478	361	547,981
Accrued dividend							(1,540)	(1,540)
Issuance of warrants and common stock with convertible notes						294		294
Issuance of warrants and common stock with convertible notes, shares
Issuance of common stock for Series E conversion							21	23
Issuance of common stock for Series E conversion, shares			(20)		12,159
Share based compensation						8		8
Beneficial conversion feature convertible notes						95		95
Net loss							(3,766)	(3,766)
Ending balance, shares at Dec. 31, 2020	100	40	3,458	361	560,140
Ending balance, value at Dec. 31, 2020					$ 3	29,836	(44,612)	(14,773)
Accrued dividend						505	(882)	(377)
Beneficial conversion feature convertible notes						19		19
Net loss							(428)	(428)
Issuance of common stock with term loan						26		26
Issuance of common stock with term loan, shares					25,900
Issuance of warrants with convertible notes						28		28
Ending balance, shares at Mar. 31, 2021	100	40	3,458	361	586,040
Ending balance, value at Mar. 31, 2021					$ 3	30,414	(45,922)	(15,505)
Beginning balance, value at Dec. 31, 2020					$ 3	29,836	(44,612)	(14,773)
Beginning balance, shares at Dec. 31, 2020	100	40	3,458	361	560,140
Net loss								(4,682)
Conversion of Series E Preferred to common stock								4
Ending balance, shares at Sep. 30, 2021	100	40	3,400	361	728,778
Ending balance, value at Sep. 30, 2021					$ 4	30,749	(50,973)	(20,239)
Beginning balance, value at Dec. 31, 2020					$ 3	29,836	(44,612)	(14,773)
Beginning balance, shares at Dec. 31, 2020	100	40	3,458	361	560,140
Issuance of warrants and common stock with convertible notes						320		320
Issuance of warrants and common stock with convertible notes, shares					35,767
Issuance of common stock for Series E conversion					$ 1	115		116
Issuance of common stock for Series E conversion, shares			(132)		77,551
Net loss							(6,351)	(6,351)
Accrued and deemed dividend						541	(2,054)	(1,513)
Reclassification of derivative from equity						(3,462)		(3,462)
Issuance of common stock for cashless exercise of warrants
Issuance of common stock for cashless exercise of warrants, shares					10,341
Issuance of common stock with term loan					$ 1	553		554
Issuance of common stock with term loan, shares					168,294
Issuance of common stock for Series F conversion						3		3
Issuance of common stock for Series F conversion, shares				(3)	1,853
Ending balance, shares at Dec. 31, 2021	100	40	3,326	358	853,946
Ending balance, value at Dec. 31, 2021					$ 5	27,906	(53,017)	(25,106)
Beginning balance, value at Mar. 31, 2021					$ 3	30,414	(45,922)	(15,505)
Beginning balance, shares at Mar. 31, 2021	100	40	3,458	361	586,040
Issuance of common stock for Series E conversion						10		10
Issuance of common stock for Series E conversion, shares			(8)		5,051
Net loss							(514)	(514)
Issuance of common stock for cashless exercise of warrants
Issuance of common stock for cashless exercise of warrants, shares					2,679
Issuance of warrants with convertible notes						69		69
Accrued and deemed dividend						11	(392)	(381)
Accrued and deemed dividend						(11)	392	381
Ending balance, shares at Jun. 30, 2021	100	40	3,450	361	593,770
Ending balance, value at Jun. 30, 2021					$ 3	30,504	(46,828)	(16,340)
Issuance of common stock for Series E conversion, shares			(50)
Net loss							(3,739)	(3,739)
Reclassification of derivative from equity						21		21
Issuance of common stock with term loan					$ 1	84		85
Issuance of common stock with term loan, shares					85,000
Accrued and deemed dividend						(25)	406	(381)
Accrued and deemed dividend						25	(406)	381
Issuance of common stock with convertible notes						157		157
Issuance of common stock with convertible notes, shares					25,008
Conversion of Series E Preferred to common stock
Conversion of Series E Preferred to common stock, shares					25,000
Ending balance, shares at Sep. 30, 2021	100	40	3,400	361	728,778
Ending balance, value at Sep. 30, 2021					$ 4	30,749	(50,973)	(20,239)
Beginning balance, value at Dec. 31, 2021					$ 5	27,906	(53,017)	(25,106)
Beginning balance, shares at Dec. 31, 2021	100	40	3,326	358	853,946
Accrued dividend							(364)	(364)
Net loss							(74)	(74)
Issuance of common stock with term loan						28		28
Issuance of common stock with term loan, shares					12,721
Issuance of common stock with convertible notes						18		18
Issuance of common stock with convertible notes, shares					12,500
Ending balance, shares at Mar. 31, 2022	100	40	3,326	358	879,167
Ending balance, value at Mar. 31, 2022					$ 5	27,952	(53,455)	(25,498)
Beginning balance, value at Dec. 31, 2021					$ 5	27,906	(53,017)	(25,106)
Beginning balance, shares at Dec. 31, 2021	100	40	3,326	358	853,946
Net loss								$ (1,779)
Issuance of common stock with term loan, shares								133,284
Conversion of Series E Preferred to common stock								$ 5,056
Ending balance, shares at Sep. 30, 2022	100	40	267		3,160,877
Ending balance, value at Sep. 30, 2022					$ 18	33,547	(55,370)	(21,807)	(2)
Beginning balance, value at Mar. 31, 2022					$ 5	27,952	(53,455)	(25,498)
Beginning balance, shares at Mar. 31, 2022	100	40	3,326	358	879,167
Accrued dividend							(202)	(202)
Net loss							99	99
Issuance of common stock with term loan						11		11
Issuance of common stock with term loan, shares					19,231
Conversion of Series E Preferred to common stock					$ 12	5,044		5,056
Conversion of Series E Preferred to common stock, shares			(3,059)		2,035,306
Conversion of Series F Preferred to common stock					$ 1	540		541
Conversion of Series F Preferred to common stock, shares				(358)	233,127
Repurchase of common stock								(2)	(2)
Repurchase of common stock, shares					(5,954)
Ending balance, shares at Jun. 30, 2022	100	40	267		3,160,877
Ending balance, value at Jun. 30, 2022					$ 18	33,547	(53,558)	(19,995)	(2)
Accrued dividend							(8)	(8)
Net loss							(1,804)	(1,804)
Ending balance, shares at Sep. 30, 2022	100	40	267		3,160,877
Ending balance, value at Sep. 30, 2022					$ 18	$ 33,547	$ (55,370)	$ (21,807)	$ (2)